RENT EXPENSE - Minimum future rental payments (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
RENT EXPENSE
2022	$ 9,730,956	$ 9,558,000
2023	9,916,779	6,162,000
2024	10,106,552	5,750,000
2025	10,422,764	5,671,000
2026	7,788,145	5,210,000
Thereafter	$ 72,773,441	26,988,000
Total		$ 69,466,000